Segment information - Summary of Reconciliation of Income to CCS Earnings (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 3,428	$ 5,660	$ (18,131)	$ 9,087	$ (18,155)
Income/(loss) attributable to non-controlling interest		131	124	30	255	31
Income/(loss) for the period	[1]	3,559	5,784	(18,101)	9,343	(18,124)
CCS Earnings
Current cost of supplies adjustment:
Purchases		(994)	(1,631)	(432)	(2,625)	3,342
Taxation		208	353	98	562	(819)
Share of profit/(loss) of joint ventures and associates		(33)	(76)	92	(108)	111
Current cost of supplies adjustment		(818)	(1,354)	(242)	(2,172)	2,634
of which:
Attributable to Royal Dutch Shell plc shareholders		(793)	(1,314)	(246)	(2,108)	2,535
Attributable to non-controlling interest		(25)	(39)	4	(64)	100
CCS earnings		2,741	4,430	(18,343)	7,171	(15,490)
of which:
CCS earnings attributable to Royal Dutch Shell plc shareholders		2,634	4,345	(18,377)	6,980	(15,620)
CCS earnings attributable to non-controlling interest		$ 106	$ 85	$ 34	$ 191	$ 131

[1]	See Note 2 “Segment information”.